UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22014

Pioneer Diversified High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Diversified
High Income Trust

NQ | January 31, 2018

Ticker Symbol: HNW

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 144.3%
		ASSET BACKED SECURITIES - 0.6% of Net Assets
	299,996	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	$295,297
	500,000	VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)	508,011
		TOTAL ASSET BACKED SECURITIES
		(Cost $797,656)	$803,308
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3% of Net Assets
	40,197	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$31,404
	77,391	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	13,325
	290,000(a)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	245,172
	177,528(b)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	178,514
	42,204	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	42,166
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $609,074)	$510,581
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9% of Net Assets
	200,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.381%, 2/27/48 (144A)	$176,000
	500,000(a)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class D, 5.881%, 2/10/51 (144A)	502,210
	110,956(a)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	110,818
	500,000(a)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	324,590
	500,000(a)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.855%, 5/15/46	351,905
	250,000(c)	COMM Mortgage Trust, Series 2014-FL5, Class D, 5.554% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	235,000
	1,340(a)	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41	1,340
	340,153(a)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	343,129
	450,000(a)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class B, 5.865%, 7/15/45	451,810
	250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	201,275
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $2,794,386)	$2,698,077
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 37.8% of Net Assets*(c)
		AUTOMOBILES & COMPONENTS - 1.1%
		Auto Parts & Equipment - 1.0%
	231,475	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.82% (LIBOR + 225 bps), 4/6/24	$232,669
	338,644	Electrical Components International, Inc., Term Loan, 6.443% (LIBOR + 475 bps), 5/28/21	342,877
	143,248	TI Group Automotive Systems LLC, Initial US Term Loan, 4.074% (LIBOR + 250 bps), 6/30/22	144,367
	773,558	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.313% (LIBOR + 275 bps), 3/7/24	778,876
			$1,498,789
		Automobile Manufacturers - 0.1%
	106,796	Federal-Mogul Corp., Tranche C Term Loan, 5.313% (LIBOR + 375 bps), 4/15/21	$107,763
		Total Automobiles & Components	$1,606,552
		CAPITAL GOODS - 5.3%
		Aerospace & Defense - 1.5%
	990,000^	ADS Tactical, Inc., Term Loan, 9.193% (LIBOR + 750 bps), 12/31/22	$990,000
	295,466	DAE Aviation Holdings, Inc., Initial Term Loan, 5.32% (LIBOR + 375 bps), 7/7/22	298,421
	461,428	DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	466,042
	224,820	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 11/23/19	227,630
	157,600	WP CPP Holdings LLC, Second Lien Term Loan B-1, 9.522% (LIBOR + 775 bps), 4/30/21	157,797
			$2,139,890
		Building Products - 1.0%
	870,202	Builders FirstSource, Inc., Refinancing Term Loan, 4.693% (LIBOR + 300 bps), 2/29/24	$875,967
	Principal
	Amount
	USD ($)		Value
		Building Products - (continued)
	250,000	NCI Building Systems, Inc., Tranche B Term Loan, 4.621% (LIBOR + 300 bps), 6/24/22	$251,156
	298,473	Summit Materials LLC, New Term Loan, 3.823% (LIBOR + 225 bps), 11/21/24	301,178
			$1,428,301
		Construction Machinery & Heavy Trucks - 0.9%
	367,260	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan, 4.193% (LIBOR + 250 bps), 5/18/24	$371,071
	493,750	Commercial Vehicle Group, Inc., Initial Term Loan, 7.573% (LIBOR + 600 bps), 4/12/23	498,688
	383,175	Navistar, Inc., Tranche B Term Loan, 5.06% (LIBOR + 350 bps), 11/6/24	387,086
			$1,256,845
		Electrical Components & Equipment - 0.5%
	248,067	Pelican Products, Inc., First Lien Term Loan, 5.943% (LIBOR + 425 bps), 4/10/20	$250,237
	413,352	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 6.979% (LIBOR + 550 bps), 9/29/23	416,456
			$666,693
		Industrial Conglomerates - 0.8%
	82,053	CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	$82,130
	267,953	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	268,204
	34,402	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	34,434
	592,747	DTI Holdco, Inc., Initial Term Loan, 7.022% (LIBOR + 525 bps), 10/2/23	596,576
	248,058	Filtration Group Corp., First Lien Term Loan, 4.573% (LIBOR + 300 bps), 11/23/20	251,159
			$1,232,503
		Industrial Machinery - 0.2%
	187,625	Blount International, Inc., Refinancing Term Loan, 5.818% (LIBOR + 425 bps), 4/12/23	$190,791
	167,014	NN, Inc., Tranche B Term Loan, 5.323% (LIBOR + 375 bps), 10/19/22	168,163
			$358,954
		Trading Companies & Distributors - 0.4%
	500,000	Beacon Roofing Supply, Inc., Initial Term Loan, 3.818% (LIBOR + 225 bps), 1/2/25	$504,241
	113,593	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.573% (LIBOR + 300 bps/PRIME + 200 bps), 12/12/19	113,735
			$617,976
		Total Capital Goods	$7,701,162
		COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
		Environmental & Facilities Services - 0.2%
	248,206	Infiltrator Water Technologies LLC, Term B-1 Loan, 4.693% (LIBOR + 300 bps), 5/27/22	$250,998
		Security & Alarm Services - 0.6%
	746,250	Constellis Holdings LLC, First Lien Term B Loan, 6.693% (LIBOR + 500 bps), 4/21/24	$755,733
	125,666	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.324% (LIBOR + 275 bps), 5/2/22	126,922
			$882,655
		Total Commercial & Professional Services	$1,133,653
		CONSUMER DURABLES & APPAREL - 0.8%
		Home Furnishings - 0.3%
	522,133	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 9.555% (LIBOR + 800 bps), 11/8/24	$492,545
		Leisure Products - 0.5%
	349,125	Bass Pro Group LLC, Initial Term Loan, 6.567% (LIBOR + 500 bps), 9/25/24	$350,827
	360,038	Bombardier Recreational Products, Inc., Term B Loan, 4.07% (LIBOR + 250 bps), 6/30/23	364,427
			$715,254
		Total Consumer Durables & Apparel	$1,207,799
		CONSUMER SERVICES - 2.5%
		Casinos & Gaming - 0.5%
	164,957	Eldorado Resorts, Inc., Term Loan, 3.839% (LIBOR + 225 bps), 4/17/24	$165,404
	556,398	Scientific Games International, Inc., Term Loan B-4, 4.824% (LIBOR + 325 bps), 8/14/24	560,670
			$726,074
	Principal
	Amount
	USD ($)		Value
		Education Services - 1.0%
	188,396	Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.81% (LIBOR + 425 bps), 6/7/23	$183,652
	733,219	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.443% (LIBOR + 375 bps), 8/12/22	740,093
	466,667	Laureate Education, Inc., Series 2024 Term Loan, 6.067% (LIBOR + 450 bps), 4/26/24	471,917
			$1,395,662
		Leisure Facilities - 0.2%
	275,522	Fitness International LLC, Term B Loan, 5.193% (LIBOR + 350 bps), 7/1/20	$279,345
		Restaurants - 0.4%
	346,647	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.87% (LIBOR + 225 bps), 2/16/24	$348,811
	241,638	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial Term Loan B, 4.875% (LIBOR + 325 bps), 10/4/23	244,772
			$593,583
		Specialized Consumer Services - 0.4%
	529,861	Creative Artists Agency LLC, Refinancing Term Loan, 5.06% (LIBOR + 350 bps), 2/15/24	$533,504
		Total Consumer Services	$3,528,168
		DIVERSIFIED FINANCIALS - 1.4%
		Diversified Capital Markets - 0.2%
	245,313	Freedom Mortgage Corp., Initial Term Loan, 6.956% (LIBOR + 550 bps), 2/23/22	$248,686
		Investment Banking & Brokerage - 0.3%
	90,266	Duff & Phelps Corp., Restatement Term Loan, 4.943% (LIBOR + 325 bps), 10/12/24	$90,397
	175,000(d)	Duff & Phelps Investment Management Co., Term Loan B, 12/4/24	177,133
	179,051	LPL Holdings, Inc., Tranche B Term Loan, 3.81% (LIBOR + 225 bps), 9/23/24	180,282
			$447,812
		Specialized Finance - 0.9%
	200,000(d)	CTC AcquiCo GmbH, Term Loan, 11/29/24	$200,500
	243,125	DBRS, Ltd., Initial Term Loan, 6.729% (LIBOR + 525 bps), 3/4/22	244,037
	350,000	Genex Holdings, Inc., Second Lien Initial Term Loan, 9.323% (LIBOR + 775 bps), 5/30/22	347,812
	497,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.95% (LIBOR + 525 bps), 4/29/24	501,231
			$1,293,580
		Total Diversified Financials	$1,990,078
		ENERGY - 1.9%
		Oil & Gas Drilling - 0.4%
	250,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.559% (LIBOR + 600 bps), 3/1/24	$251,719
	250,000	Traverse Midstream Partners LLC, Advance Term Loan, 5.85% (LIBOR + 400 bps), 9/27/24	253,781
			$505,500
		Oil & Gas Equipment & Services - 0.1%
	280,745	FR Dixie Acquisition Corp., Term Loan, 6.229% (LIBOR + 475 bps), 12/18/20	$153,883
		Oil & Gas Exploration & Production - 0.6%
	250,000	California Resources Corp., Term Loan, 11.936% (LIBOR + 1,038 bps), 12/31/21	$285,000
	550,000	Chesapeake Energy Corp., Term Loan, Class A, 8.954% (LIBOR + 750 bps), 8/23/21	589,875
			$874,875
		Oil & Gas Storage & Transportation - 0.4%
	671,301	Gulf Finance LLC, Tranche B Term Loan, 6.95% (LIBOR + 525 bps), 8/25/23	$615,359
		Pipeline - 0.4%
	584,200	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.573% (LIBOR + 600 bps), 5/13/22	$595,154
		Total Energy	$2,744,771
		FOOD, BEVERAGE & TOBACCO - 1.0%
		Agricultural Products - 0.4%
	98,499	NVA Holdings, Inc., First Lien Term B-2 Loan, 5.193% (LIBOR + 350 bps), 8/14/21	$98,714
	414,286	NVA Holdings, Inc., Second Lien Term Loan, 8.693% (LIBOR + 700 bps), 8/14/22	418,170
	Principal
	Amount
	USD ($)		Value
		Agricultural Products - (continued)
	98,499(d)	NVA Holdings, Inc., Term Loan B3, 1/30/25	$98,899
			$615,783
		Packaged Foods & Meats - 0.6%
	465,369	Dole Food Co., Inc., Tranche B Term Loan, 4.317% (LIBOR + 275bps/PRIME + 175 bps), 4/6/24	$467,696
	349,125	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 5.704% (LIBOR + 425 bps), 7/29/23	353,926
			$821,622
		Total Food, Beverage & Tobacco	$1,437,405
		HEALTH CARE EQUIPMENT & SERVICES - 3.1%
		Health Care Facilities - 0.8%
	148,191	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.229% (LIBOR + 275 bps), 12/31/19	$146,617
	441,463	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.479% (LIBOR + 300 bps), 1/27/21	433,737
	249,370	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.58% (LIBOR + 300 bps), 12/1/23	250,695
	310,499	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	312,440
			$1,143,489
		Health Care Services - 1.2%
	248,120	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.817% (LIBOR + 325 bps), 7/27/23	$250,912
	200,000	Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.573% (LIBOR + 800 bps), 10/28/24	203,000
	342,125	HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.574% (LIBOR + 500 bps), 4/7/22	346,829
	197,313	National Mentor Holdings, Inc., Tranche B Term Loan, 4.693% (LIBOR + 300 bps), 1/31/21	199,964
	197,990	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.073% (LIBOR + 450 bps), 10/20/22	199,599
	492,500	Prospect Medical Holdings, Inc., Term Loan, 7.5% (LIBOR + 600 bps), 6/30/22	493,423
			$1,693,727
		Health Care Supplies - 0.5%
	184,075	Kinetic Concepts, Inc., Dollar Term Loan, 4.943% (LIBOR + 325 bps), 2/2/24	$184,670
	496,250	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.573% (LIBOR + 300 bps), 5/15/22	498,173
			$682,843
		Health Care Technology - 0.6%
	248,125	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.324% (LIBOR + 275 bps), 3/1/24	$249,811
	250,000	Chloe OX Parent LLC, Initial Term Loan, 6.642% (LIBOR + 500 bps), 12/23/24	252,500
	375,258^	Medical Card System, Inc., Term Loan, 1.5% (LIBOR + 50 bps), 5/31/19	243,918
	168,300	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.693% (LIBOR + 200 bps), 3/7/24	169,510
			$915,739
		Total Health Care Equipment & Services	$4,435,798
		HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
		Cleaning Products - 0.1%
	149,250	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 6/30/24	$151,427
		Household Products - 0.5%
	349,125	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.074% (LIBOR + 350 bps), 9/26/24	$345,546
	398,000	WKI Holding Co., Inc., Initial Term Loan, 5.377% (LIBOR + 400 bps), 5/1/24	400,985
			$746,531
		Personal Products - 0.6%
	247,455	Atrium Innovations, Inc., First Lien Initial Tranche B-1 Term Loan, 4.943% (LIBOR + 325 bps), 2/15/21	$248,125
	768,168	Revlon Consumer Products Corp., Initial Term B Loan, 5.074% (LIBOR + 350 bps), 9/7/23	600,543
			$848,668
		Total Household & Personal Products	$1,746,626
		INSURANCE - 1.9%
		Life & Health Insurance - 0.3%
	490,142	Integro, Inc., First Lien Initial Term Loan, 7.444% (LIBOR + 575 bps), 10/31/22	$490,142
	Principal
	Amount
	USD ($)		Value
		Multi-Line Insurance - 0.1%
	163,969	Alliant Holdings I LLC, Initial Term Loan, 4.817% (LIBOR + 325 bps), 8/12/22	$165,357
		Property & Casualty Insurance - 1.5%
	496,256	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 5.991% (LIBOR + 425 bps), 11/22/23	$505,561
	593,765	Confie Seguros Holding II Co., Second Lien Term Loan, 10.979% (LIBOR + 950 bps), 5/8/19	578,921
	507,050	Confie Seguros Holding II Co., Term B Loan, 6.729% (LIBOR + 525 bps), 4/19/22	507,050
	498,750	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.693% (LIBOR + 300 bps), 5/16/24	501,764
			$2,093,296
		Total Insurance	$2,748,795
		MATERIALS - 4.9%
		Construction Materials - 0.4%
	117,000	84 Lumber Co., Term B-1 Loan, 6.817% (LIBOR + 525 bps), 10/25/23	$118,573
	494,987	American Bath Group LLC, First Lien Replacement Term Loan, 6.943% (LIBOR + 525 bps), 9/30/23	501,381
			$619,954
		Diversified Chemicals - 1.3%
	310,888	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 4.712% (LIBOR + 325 bps), 9/13/23	$313,414
	234,220	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 4.712% (LIBOR + 325 bps), 9/13/23	236,123
	291,486	Chemours Co., Tranche B-1 US Dollar Term Loan, 4.08% (LIBOR + 250 bps), 5/12/22	294,401
	366,686	Tata Chemicals North America, Term Loan, 4.5% (LIBOR + 275 bps), 8/7/20	368,171
	128,488	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	129,918
	296,512	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	299,810
	268,852	Univar USA, Inc., Term B-3 Loan, 4.074% (LIBOR + 250 bps), 7/1/24	271,835
			$1,913,672
		Diversified Metals & Mining - 0.4%
	493,750	Global Brass and Copper, Inc., Initial Term Loan, 4.875% (LIBOR + 325 bps), 7/18/23	$498,687
	61,047(e)	PT Bakrie & Brothers TBK, Term Loan B, 8.152%, 9/28/17	6,410
			$505,097
		Metal & Glass Containers - 0.9%
	225,214	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.943% (LIBOR + 425 bps), 6/29/22	$226,903
	473,204	Tank Holding Corp., Initial Term Loan, 5.927% (LIBOR + 425 bps), 3/16/22	476,950
	597,000	Twist Beauty International Holdings SA, Facility B, 5.408% (LIBOR + 375 bps), 4/22/24	602,721
			$1,306,574
		Paper Packaging - 0.3%
	514,614	Caraustar Industries, Inc., Refinancing Term Loan, 7.193% (LIBOR + 550 bps), 3/14/22	$516,866
		Paper Products - 0.5%
	246,875	Expera Specialty Solutions LLC, Term Loan B, 5.824% (LIBOR + 425 bps), 11/3/23	$251,195
	165,062	Ranpak Corp., Second Lien Initial Term Loan, 8.808% (LIBOR + 725 bps), 10/3/22	167,125
	197,964	Ranpak Corp., Tranche B-1 USD Term Loan, 4.824% (LIBOR + 325 bps), 10/1/21	199,325
			$617,645
		Specialty Chemicals - 0.8%
	267,822	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.074% (LIBOR + 250 bps), 6/7/20	$270,026
	568,906	Omnova Solutions, Inc., Term B-2 Loan, 5.824% (LIBOR + 425 bps), 8/25/23	577,439
	248,752	Unifrax I LLC, Initial Dollar Term Loan, 5.193% (LIBOR + 350 bps), 4/4/24	251,239
			$1,098,704
		Steel - 0.3%
	492,525	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.408% (LIBOR + 275 bps), 6/14/21	$496,773
		Total Materials	$7,075,285
	Principal
	Amount
	USD ($)		Value
		MEDIA - 2.6%
		Advertising - 0.5%
	246,884	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.324% (LIBOR + 475 bps), 8/16/23	$249,508
	498,750	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 5.574% (LIBOR + 400 bps), 11/8/24	505,192
			$754,700
		Broadcasting - 0.9%
	162,953	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 4.83% (LIBOR + 325 bps), 12/1/23	$164,939
	198,500	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.81% (LIBOR + 225 bps), 7/17/25	199,338
	210,000	Hubbard Radio LLC, Term Loan, 4.83% (LIBOR + 325 bps), 5/27/22	211,881
	216,623	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 7.444% (LIBOR + 575 bps), 8/13/21	216,984
	448,872	Univision Communications, Inc., First Lien 2017 Replacement Repriced Term Loan, 4.324% (LIBOR + 275 bps), 3/15/24	449,819
			$1,242,961
		Publishing - 1.2%
	484,079	DH Publishing LP, Term B-6 Loan, 3.984% (LIBOR + 225 bps), 8/20/23	$487,580
	316,875	Houghton Mifflin Holdings, Inc., Term Loan, 4.573% (LIBOR + 300 bps), 5/28/21	299,711
	24,404	Lee Enterprises, Inc., First Lien Term Loan, 7.824% (LIBOR + 625 bps), 3/31/19	24,480
	911,125	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.574% (LIBOR + 400 bps), 5/4/22	911,196
			$1,722,967
		Total Media	$3,720,628
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
		Life Sciences Tools & Services - 0.3%
	363,670	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.823% (LIBOR + 225 bps), 5/20/24	$366,853
		Pharmaceuticals - 0.5%
	496,250	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 4.813% (LIBOR + 325 bps), 3/29/24	$506,795
	247,138	VRX Escrow Corp., Series F-4 Tranche B Term Loan, 5.06% (LIBOR + 350 bps), 4/1/22	251,107
			$757,902
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,124,755
		REAL ESTATE - 0.5%
		Retail REIT - 0.2%
	270,442	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 4.825% (LIBOR + 325 bps), 11/4/21	$270,974
		Specialized REIT - 0.3%
	490,041	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.573% (LIBOR + 300 bps), 10/24/22	$472,170
		Total Real Estate	$743,144
		RETAILING - 0.8%
		Automotive Retail - 0.4%
	632,224	CWGS Group LLC, Term Loan, 4.557% (LIBOR + 300 bps), 11/8/23	$638,085
		Department Stores - 0.3%
	498,701	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 4.805% (LIBOR + 325 bps), 10/25/20	$427,481
		Specialty Stores - 0.1%
	154,126	PetSmart, Inc., Tranche B-2 Term Loan, 4.57% (LIBOR + 300 bps), 3/11/22	$126,094
		Total Retailing	$1,191,660
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
		Semiconductors - 0.5%
	493,693	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.823% (LIBOR + 225 bps), 5/17/24	$495,698
	248,111	Micron Technology, Inc., Term Loan, 3.58% (LIBOR + 200 bps), 4/26/22	250,523
		Total Semiconductors & Semiconductor Equipment	$746,221
		SOFTWARE & SERVICES - 2.3%
		Application Software - 0.5%
	247,506	Greeneden US Holdings I LLC, Tranche B-2 Dollar Term Loan, 5.443% (LIBOR + 375 bps), 12/1/23	$249,621
	500,000	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.943% (LIBOR + 525 bps), 6/30/22	497,500
			$747,121
	Principal
	Amount
	USD ($)		Value
		Data Processing & Outsourced Services - 0.2%
	230,733	First Data Corp., 2024A New Dollar Term Loan, 3.81% (LIBOR + 225 bps), 4/26/24	$232,636
		Internet Software & Services - 0.2%
	237,694	Avast Holding BV, Refinancing Dollar Term Loan, 4.443% (LIBOR + 275 bps), 9/30/23	$239,668
		IT Consulting & Other Services - 1.2%
	347,874	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 3.823% (LIBOR + 225 bps), 2/15/24	$350,846
	248,128	Rackspace Hosting, Inc., First Lien Initial Term B Loan, 4.385% (LIBOR + 300 bps), 11/3/23	250,396
	300,000	Rocket Software, Inc., Second Lien Term Loan, 11.193% (LIBOR + 950 bps), 10/14/24	304,687
	610,938	Sitel Worldwide Corp., First Lien Term B-1 Loan, 7.25% (LIBOR + 550 bps), 9/18/21	612,083
	248,750	Tempo Acquisition LLC, Initial Term Loan, 4.573% (LIBOR + 300 bps), 5/1/24	250,305
			$1,768,317
		Systems Software - 0.2%
	52,000	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 4.324% (LIBOR + 275 bps), 6/21/24	$52,211
	348,000	Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.324% (LIBOR + 275 bps), 6/21/24	349,414
			$401,625
		Total Software & Services	$3,389,367
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
		Communications Equipment - 0.4%
	625,000	Avaya, Inc., Initial Term Loan, 6.31% (LIBOR + 475 bps), 12/15/24	$628,828
		Electronic Components - 0.4%
	546,585	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 3/31/22	$546,755
		Total Technology Hardware & Equipment	$1,175,583
		TELECOMMUNICATION SERVICES - 1.2%
		Integrated Telecommunication Services - 0.8%
	750,000	CenturyLink, Inc., Initial Term B Loan, 4.317% (LIBOR + 275 bps), 1/31/25	$740,156
	486,811	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.696% (LIBOR + 225 bps), 2/22/24	489,550
			$1,229,706
		Wireless Telecommunication Services - 0.4%
	199,500	Digicel International Finance, Ltd., First Lien Initial Term B Loan, 5.52% (LIBOR + 375 bps), 5/27/24	$201,038
	347,375	Sprint Communications, Inc., Initial Term Loan, 4.125% (LIBOR + 250 bps), 2/2/24	348,623
			$549,661
		Total Telecommunication Services	$1,779,367
		TRANSPORTATION - 1.0%
		Marine - 0.5%
	567,693	Commercial Barge Line Co., Initial Term Loan, 10.323% (LIBOR + 875 bps), 11/12/20	$343,099
	481,250	Navios Maritime Partners LP, Initial Term Loan, 6.54% (LIBOR + 500 bps), 9/14/20	483,155
			$826,254
		Trucking - 0.5%
	689,541	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.271% (LIBOR + 850 bps), 7/26/22	$699,884
		Total Transportation	$1,526,138
		UTILITIES - 1.4%
		Electric Utilities - 0.7%
	538,572	APLP Holdings, Ltd., Partnership, Term Loan, 5.074% (LIBOR + 350 bps), 4/13/23	$544,564
	484,610	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.323% (LIBOR + 375 bps), 10/2/23	491,981
			$1,036,545
		Independent Power Producers & Energy Traders - 0.7%
	453,786	Dynegy, Inc., Tranche C-2 Term Loan, 4.311% (LIBOR + 275 bps), 2/7/24	$458,985
	531,362	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.943% (LIBOR + 425 bps), 6/27/22	538,005
			$996,990
		Total Utilities	$2,033,535
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $54,788,299)	$54,786,490
	Principal
	Amount
	USD ($)		Value
		CORPORATE BONDS & NOTES - 95.7% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.8%
		Auto Parts & Equipment - 0.8%
EUR	165,000(f)	IHO Verwaltungs GmbH, 3.25% (4.0% PIK 0.0% cash), 9/15/23 (144A)	$213,714
EUR	395,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)	528,207
	454,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	449,176
		Total Automobiles & Components	$1,191,097
		BANKS - 4.6%
		Diversified Banks - 3.7%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$226,000
	300,000(a)	Banco de Galicia y Buenos Aires, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	330,678
	200,000(a)(g)	Banco Santander SA, 6.375% (5 Year USD Swap Rate + 479 bps)	204,396
	950,000(a)(g)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,036,687
	240,000(a)(g)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	211,200
	350,000(a)(g)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	377,125
	225,000(a)(g)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	250,313
	250,000(a)(g)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	286,095
	400,000(a)(g)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	446,500
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	207,610
	460,000(a)(g)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	496,225
	344,000(a)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	355,418
	750,000	UBS AG, 7.625%, 8/17/22	874,125
			$5,302,372
		Thrifts & Mortgage Finance - 0.9%
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	$886,600
	450,000	Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	483,500
			$1,370,100
		Total Banks	$6,672,472
		CAPITAL GOODS - 1.7%
		Agricultural & Farm Machinery - 0.4%
	505,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$523,937
		Construction & Engineering - 0.3%
	455,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	$484,575
		Industrial Conglomerates - 0.7%
	490,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$453,054
	126,169(f)	Boart Longyear Management Pty, Ltd., 10.0% (12.0% PIK 10.0% cash), 12/31/22	114,814
	365,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	378,231
	5,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	5,338
			$951,437
		Industrial Machinery - 0.3%
	435,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$430,650
		Total Capital Goods	$2,390,599
		COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
		Security & Alarm Services - 0.2%
	236,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)	$261,075
		Total Commercial & Professional Services	$261,075
		CONSUMER DURABLES & APPAREL – 2.0%
		Homebuilding - 0.8%
	135,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	$147,487
	350,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	369,250
	250,000	KB Home, 7.0%, 12/15/21	275,000
	340,000	KB Home, 7.625%, 5/15/23	387,600
			$1,179,337
		Leisure Products – 0.5%
	450,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$346,500
	764,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	480,365
			$826,865
		Textiles - 0.7%
	655,000	Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)	$550,200
	460,000	Springs Industries, Inc., 6.25%, 6/1/21	469,775
			$1,019,975
		Total Consumer Durables & Apparel	$3,026,177
	Principal
	Amount
	USD ($)		Value
		CONSUMER SERVICES - 3.4%
		Casinos & Gaming - 1.8%
EUR	750,000	Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)	$991,207
	910,775(e)(f)	Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36	4,554
	365,000	MGM Resorts International, 6.0%, 3/15/23	394,200
	100,000	Scientific Games International, Inc., 6.25%, 9/1/20	100,500
	1,050,000	Scientific Games International, Inc., 10.0%, 12/1/22	1,151,062
			$2,641,523
		Hotels, Resorts & Cruise Lines - 0.8%
	320,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$351,200
	250,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	269,500
	266,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	266,333
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	253,575
			$1,140,608
		Restaurants - 0.3%
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	$511,706
		Specialized Consumer Services - 0.5%
	160,000	Monitronics International, Inc., 9.125%, 4/1/20	$139,900
	540,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	529,200
			$669,100
		Total Consumer Services	$4,962,937
		DIVERSIFIED FINANCIALS - 8.0%
		Consumer Finance - 1.1%
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	$634,200
	445,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	453,900
	440,000	TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)	429,000
			$1,517,100
		Diversified Capital Markets - 1.0%
	750,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$783,750
	615,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	634,895
			$1,418,645
		Other Diversified Financial Services - 4.6%
	6,000,000^(b)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	$6,708,078
		Specialized Finance - 0.5%
	175,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$177,040
	580,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	585,800
			$762,840
		Supranational - 0.8%
	200,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$207,000
	680,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	716,380
IDR	2,730,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	208,552
			$1,131,932
		Total Diversified Financials	$11,538,595
		ENERGY - 15.5%
		Integrated Oil & Gas - 2.4%
	145,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)	$159,681
	410,000	Petrobras Global Finance BV, 6.25%, 3/17/24	438,228
	650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	720,948
MXN	540,000	Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	25,973
	390,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	417,300
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	1,029,527
	325,000	YPF SA, 8.875%, 12/19/18 (144A)	339,625
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	371,806
			$3,503,088
		Oil & Gas Drilling - 1.5%
	225,000	Ensco PLC, 7.75%, 2/1/26	$223,734
	600,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	624,000
	442,000	Rowan Cos., Inc., 5.4%, 12/1/42	335,920
	62,000	Rowan Cos., Inc., 5.85%, 1/15/44	49,600
	375,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	380,625
	289,904	Shelf Drilling Holdings, Ltd., 9.5%, 11/2/20 (144A)	296,427
	120,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	125,100
	160,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	156,800
			$2,192,206
		Oil & Gas Equipment & Services - 1.1%
	540,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	$548,100
	383,000	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	379,170
	425,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	437,219
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Equipment & Services – (continued)
	170,000	SESI LLC, 7.75%, 9/15/24 (144A)	$182,750
			$1,547,239
		Oil & Gas Exploration & Production - 5.4%
	300,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$330,000
	795,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	838,725
	250,000	Extraction Oil & Gas, Inc. / Extraction Finance Corp., 7.875%, 7/15/21 (144A)	265,000
	410,000	Great Western Petroleum LLC / Great Western Finance, Inc., 9.0%, 9/30/21 (144A)	431,525
	740,000	Gulfport Energy Corp., 6.0%, 10/15/24	745,550
	450,000	Gulfport Energy Corp., 6.375%, 5/15/25	459,000
	67,000	Halcon Resources Corp., 6.75%, 2/15/25 (144A)	70,517
	420,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	410,550
	1,045,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	1,105,526
	450,000	Novatek OAO via Novatek Finance, DAC, 4.422%, 12/13/22 (144A)	458,330
	390,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	401,700
	547,012(f)	PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21	425,302
	870,000	Sanchez Energy Corp., 7.75%, 6/15/21	856,933
	480,000	Whiting Petroleum Corp., 5.75%, 3/15/21	496,800
	100,000	Whiting Petroleum Corp., 6.625%, 1/15/26 (144A)	102,375
	300,000	WPX Energy, Inc., 7.5%, 8/1/20	324,000
	150,000	WPX Energy, Inc., 8.25%, 8/1/23	172,125
			$7,893,958
		Oil & Gas Refining & Marketing - 0.6%
	669,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$669,000
	200,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	210,000
			$879,000
		Oil & Gas Storage & Transportation - 4.5%
	220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$228,250
	200,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	227,500
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	238,912
	555,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	566,100
	450,000(c)	Energy Transfer LP, 4.791% (3 Month USD LIBOR + 302 bps), 11/1/66	402,750
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	118,231
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	362,536
	950,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	985,625
	480,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	495,600
	585,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	593,775
	765,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)	795,600
	170,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	176,800
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,289,563
			$6,481,242
		Total Energy	$22,496,733
		FOOD & STAPLES RETAILING - 0.3%
		Food Retail - 0.3%
	200,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$187,000
	169,849(e)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	69,648
	260,000	Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)	152,750
		Total Food & Staples Retailing	$409,398
		FOOD, BEVERAGE & TOBACCO - 5.2%
		Agricultural Products - 0.3%
	444,769	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$418,083
		Packaged Foods & Meats - 4.2%
	655,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	$656,637
	1,317,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	1,297,245
	975,000	Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)	1,019,850
	700,000	Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)	721,000
	700,000	MHP SE, 8.25%, 4/2/20 (144A)	760,550
	580,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	584,176
	600,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	583,575
EUR	411,000	Picard Bonco, 5.5%, 11/30/24 (144A)	518,488
			$6,141,521
		Tobacco - 0.7%
	160,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$168,000
	850,000	Alliance One International, Inc., 9.875%, 7/15/21	807,500
			$975,500
		Total Food, Beverage & Tobacco	$7,535,104
	Principal
	Amount
	USD ($)		Value
		HEALTH CARE EQUIPMENT & SERVICES - 2.2%
		Health Care Facilities - 1.9%
	700,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	$709,625
	810,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	850,500
	455,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	424,287
	630,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	633,150
	125,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	126,250
			$2,743,812
		Health Care Services - 0.3%
	425,000	BioScrip, Inc., 8.875%, 2/15/21	$395,250
		Total Health Care Equipment & Services	$3,139,062
		HOUSEHOLD & PERSONAL PRODUCTS - 0.0%†
		Personal Products - 0.0%†
	15,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	$11,588
		Total Household & Personal Products	$11,588
		INSURANCE - 28.0%
		Reinsurance - 28.0%
	500,000+(h)(i)	Ailsa 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	$498,400
	500,000(c)	Alamo Re, Ltd., 5.205% (3 Month U.S. Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond)	510,250
	500,000(c)	Aozora Re, Ltd., 3.879% (6 Month USD LIBOR + 220 bps), 4/7/20 (144A) (Cat Bond)	505,900
	960,307+(h)(i)	Berwick Re 2018, Ltd., Variable Rate Notes, 12/31/21	968,374
	400,000+(h)(i)	Blue Lotus Re, Ltd., Variable Rate Notes, 12/31/21	403,800
	750,000(c)	Bosphorus Re, Ltd., 4.761% (6 Month USD LIBOR + 325 bps), 8/17/18 (144A) (Cat Bond)	755,550
	250,000+(h)(i)	Brotherhood Mutual Insurance, Variable Rate Notes, 12/31/20	251,975
	400,000(c)	Caelus Re V, Ltd, Series C, 7.955% (3 Month U.S. Treasury Bill + 650 bps), 6/5/20 (144A) (Cat Bond)	212,280
	375,000(c)	Caelus Re V, Ltd., Series D, 10.705% (3 Month U.S. Treasury Bill + 925 bps), 6/5/20 (144A) (Cat Bond)	15,262
	800,000+(h)(i)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	16,320
	1,000,000+(h)(i)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	108,200
	1,000,000+(h)(i)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	301,400
	250,000+(h)(i)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/21	251,375
	400,000+(h)(i)	Castle Stuart Housing Association Re, Ltd., Variable Rate Notes, 12/1/21	400,640
	750,000(c)	Citrus Re, Ltd., 8.869% (3 Month U.S. Treasury Bill + 774 bps), 2/25/19 (144A) (Cat Bond)	749,775
	500,000+(h)(i)	Clarendon Re, Variable Rate Notes, 1/15/19	434,250
	750,000(c)	Cranberry Re, Ltd., 3.488% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	757,500
	500,000+(h)(i)	Cypress Re, Variable Rate Notes, 1/15/19	463,250
	650,000+(h)(i)	Cyprus Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/10/19	560,351
	250,000+(h)(i)	Darmouth Re, Variable Rate Notes, 1/15/19	201,050
	400,000+(h)(i)	Denning Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/13/18	398,360
	1,750,000(c)	East Lane Re VI, Ltd., 4.105% (3 Month U.S. Treasury Bill + 265 bps), 3/14/18 (144A) (Cat Bond)	1,748,775
	250,000+(h)(i)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	186,650
	250,000+(h)(i)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	248,950
	750,000+(h)(i)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	749,775
	250,000(c)	Galilei Re, Ltd., 9.948% (6 Month USD LIBOR + 841 bps), 1/8/21 (144A) (Cat Bond)	244,550
	250,000(c)	Galilei Re, Ltd., 15.398% (6 Month USD LIBOR + 1,388 bps), 1/8/20 (144A) (Cat Bond)	238,875
	250,000(c)	Galilei Re, Ltd., 15.418% (6 Month USD LIBOR + 1,388 bps), 1/8/21 (144A) (Cat Bond)	234,900
	500,000(c)	Galileo Re, Ltd., 8.705% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A) (Cat Bond)	496,800
	250,000(c)	Galileo Re, Ltd., 10.398% (3 Month U.S. Treasury Bill + 894 bps), 1/8/19 (144A) (Cat Bond)	246,475
	250,000(c)	Galileo Re, Ltd., 14.968% (3 Month U.S. Treasury Bill + 1,351 bps), 1/8/19 (144A) (Cat Bond)	239,825
	250,000+(h)(i)	Gleneagles Re, Group, Variable Rate Notes, 12/31/21	252,650
	2,400,000+(h)(i)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	281,280
	1,500,000+(h)(i)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	1,066,650
	300,000+(h)(i)	Gloucester Re, Variable Rate Notes, 1/15/19	213,360
	Principal
	Amount
	USD ($)		Value
		Reinsurance -- (continued)
	2,500,000+(h)(i)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	$54,500
	2,500,000+(h)(i)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	2,373,750
	1,000,000+(h)(i)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	1,000,500
	750,000(c)	Integrity Re, Ltd., Series A, 4.715% (6 Month USD LIBOR + 325 bps), 6/10/20 (144A) (Cat Bond)	747,525
	500,000(c)	Integrity Re, Ltd., Series C, 5.465% (6 Month USD LIBOR + 400 bps), 6/10/20 (144A) (Cat Bond)	497,700
	250,000(c)	International Bank for Reconstruction & Development, 6.972% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	249,935
	300,000(c)	International Bank for Reconstruction & Development, 8.388% (6 Month USD LIBOR + 7 bps), 7/15/20 (144A) (Cat Bond)	299,985
	250,000(c)	International Bank for Reconstruction & Development, 10.372% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A) (Cat Bond)	249,925
	300,000(c)	International Bank for Reconstruction & Development, 12.988% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	299,244
	300,000+(h)(i)	Kilarney Re, Variable Rate Notes, 4/15/19	288,390
	500,000(c)	Kilimanjaro II Re, Ltd., 9.044% (6 Month USD LIBOR + 750 bps), 4/20/21 (144A) (Cat Bond)	472,950
	500,000(c)	Kilimanjaro II Re, Ltd., 11.544% (6 Month USD LIBOR + 1,000 bps), 4/20/21 (144A) (Cat Bond)	438,850
	750,000+(h)(i)	Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/10/22	25,125
EUR	500,000+(c)	Lion II Re, DAC, 3.17% (3 Month EURIBOR + 317 bps), 7/15/21 (144A) (Cat Bond)	621,518
	1,000,000+(h)(i)	Lorenz Re 2017, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	836,700
	500,000+(h)(i)	Madison Re, Variable Rate Notes, 12/31/21	503,600
	350,000+(h)(i)	Merion Re, Inc., Variable Rate Notes, 12/31/21	293,860
	500,000+(h)(i)	Merion Re, Inc., Variable Rate Notes, 12/31/21	507,800
	500,000(c)	Merna Re, Ltd., 3.458% (3 Month U.S. Treasury Bill + 200 bps), 4/8/20 (144A) (Cat Bond)	499,050
	500,000(c)	Nakama Re, Ltd., 3.329% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	506,350
	250,000+(h)(i)	NCM Re, Variable Rate Notes, 12/31/21	250,000
	750,000(c)	Northshore Re II, Ltd., 8.715% (3 Month U.S. Treasury Bill + 725 bps), 7/6/20 (144A) (Cat Bond)	759,975
	400,000+(h)(i)	Old Head Re, Variable Rate Notes, 12/31/21	330,055
	300,000+(h)(i)	Oyster Bay Re, Variable Rate Notes, 1/15/19	264,510
	3,000,000+(h)(i)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	9,300
	2,000,000+(h)(i)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 11/30/20	132,200
	2,000,000+(h)(i)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21	164,570
	1,000,000+(h)(i)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	1,002,530
	750,000+(h)(i)	Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	690,900
	2,000,000(c)	Queen Street X Re, Ltd., 7.218% (3 Month U.S. Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	1,997,600
	750,000+(h)(i)	Resilience Re, Ltd., Variable Rate Notes, 6/4/18	748,500
	700,000+(h)(i)	Resilience Re, Ltd., Variable Rate Notes, 4/1/18	528,850
AUD	300,000+(h)(i)	Rewire Securities LLC, Variable Rate Notes, 2/28/18	8,038
AUD	250,000+(h)(i)	Rewire Securities LLC, Variable Rate Notes, 7/15/18	187,337
	500,000(c)	Sanders Re, Ltd., 4.704% (6 Month USD LIBOR + 325 bps), 6/5/20 (144A) (Cat Bond)	496,600
	500,000+(h)(i)	Seminole Re, Variable Rate Notes, 1/15/19	434,950
	750,000+(h)(i)	Shinnecock Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	645,000
	1,000,000+(h)(i)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	15,000
	1,000,000+(h)(i)	Silverton Re, Ltd., Variable Rate Notes, 9/16/19 (144A)	850,000
	500,000(c)	Spectrum Capital, Ltd., 7.111% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A) (Cat Bond)	483,600
	1,000,000+(h)(i)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	1,039,500
	500,000+(h)(i)	Thopas Re, Ltd., Variable Rates Notes, 12/31/21	502,800
	400,000(c)	Ursa Re, Ltd., 5.25% (ZERO + 525 bps), 12/10/20 (144A) (Cat Bond)	402,680
	500,000+(h)(i)	Versutus, Variable Rate Notes, 12/31/21	501,300
	500,000+(h)(i)	Viribus Unitis Media Re, AG, Variable Rate Notes, 12/31/21	512,000
	1,000,000(c)	Vitality Re VII, Ltd., 4.105% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	1,012,900
	500,000+(h)(i)	Wentworth 2017, Variable Rate Notes, 7/13/18	475,650
	250,000+(h)(i)	Wentworth 2018, Variable Rate Notes, 12/31/21	218,725
			$40,646,104
		Total Insurance	$40,646,104
	Principal
	Amount
	USD ($)		Value
		MATERIALS - 6.2%
		Commodity Chemicals - 0.6%
	300,000	Basell Finance Co., BV, 8.1%, 3/15/27 (144A)	$391,281
	175,000	Hexion US Finance Corp., 6.625%, 4/15/20	159,469
	336,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	363,720
			$914,470
		Construction Materials - 0.2%
	215,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$243,488
		Copper - 0.6%
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	$449,969
	465,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	461,512
			$911,481
		Diversified Chemicals - 1.2%
	55,000	Blue Cube Spinco, Inc., 9.75%, 10/15/23	$64,900
	55,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	65,863
	1,025,000	Koks OAO Via Koks Finance, DAC, 7.5%, 5/4/22 (144A)	1,087,730
	500,000	Tronox Finance LLC, 7.5%, 3/15/22 (144A)	518,750
			$1,737,243
		Diversified Metals & Mining - 1.0%
	300,000	FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	$330,840
	200,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	213,500
	180,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	186,300
	70,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	79,013
	160,000	Vale Overseas, Ltd., 6.25%, 8/10/26	185,566
	375,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	390,900
			$1,386,119
		Fertilizers & Agricultural Chemicals - 0.1%
	200,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	$213,500
		Metal & Glass Containers - 1.6%
	100,000(f)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	$104,000
	320,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	343,904
EUR	150,000	Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)	197,118
EUR	1,365,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	1,758,728
			$2,403,750
		Paper Packaging – 0.3%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$417,300
		Specialty Chemicals - 0.4%
	410,000	A Schulman, Inc., 6.875%, 6/1/23	$432,550
	150,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	158,250
			$590,800
		Steel - 0.2%
	215,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$225,213
		Total Materials	$9,043,364
		MEDIA – 2.1%
		Advertising - 0.2%
	270,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$272,025
		Broadcasting - 0.2%
	315,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$318,937
		Cable & Satellite - 0.6%
	250,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$257,500
	300,000	Altice SA, 7.75%, 5/15/22 (144A)	288,000
	220,000	DISH DBS Corp., 7.75%, 7/1/26	226,050
	78,000	Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)	60,060
			$831,610
		Movies & Entertainment - 0.5%
	600,000	Gibson Brands, Inc., 8.875%, 8/1/18 (144A)	$499,500
	225,000	Regal Entertainment Group, 5.75%, 2/1/25	230,906
			$730,406
		Publishing - 0.6%
	855,000	Gannett Co., Inc., 6.375%, 10/15/23	$894,544
		Total Media	$3,047,522
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.9%
		Pharmaceuticals - 1.9%
	650,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)	$509,438
	240,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	180,451
	225,000	Horizon Pharma, Inc., 6.625%, 5/1/23	226,688
	70,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	76,125
EUR	450,000	VRX Escrow Corp., 4.5%, 5/15/23	500,003
	Principal
	Amount
	USD ($)		Value
		Pharmaceuticals – (continued)
EUR	345,000	VRX Escrow Corp., 4.5%, 5/15/23 (144A)	$383,335
	494,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	446,304
	430,000	VRX Escrow Corp., 7.0%, 3/15/24 (144A)	457,279
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,779,623
		REAL ESTATE - 1.0%
		Specialized REIT - 1.0%
	1,520,000	Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$1,440,200
		Total Real Estate	$1,440,200
		RETAILING – 0.2%
		Department Stores – 0.2%
	350,000	Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)	$223,125
		Total Retailing	$223,125
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
		Semiconductors - 0.3%
	200,000	Micron Technology, Inc., 5.5%, 2/1/25	$209,750
	150,000	Micron Technology, Inc., 5.625%, 1/15/26 (144A)	157,875
		Total Semiconductors & Semiconductor Equipment	$367,625
		SOFTWARE & SERVICES - 0.6%
		IT Consulting & Other Services - 0.6%
	130,000	Dell International LLC / EMC Corp., 7.125%, 6/15/24 (144A)	$142,106
	635,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	675,481
		Total Software & Services	$817,587
		TECHNOLOGY HARDWARE & EQUIPMENT – 1.9%
		Communications Equipment – 1.4%
	325,000	CB Escrow Corp., 8.0%, 10/15/25 (144A)	$325,812
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	289,500
	280,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	294,613
	1,165,000	Frontier Communications Corp., 8.75%, 4/15/22	910,156
	290,000	Frontier Communications Corp., 11.0%, 9/15/25	226,563
			$2,046,644
		Technology Hardware, Storage & Peripherals - 0.5%
	710,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$750,115
		Total Technology Hardware & Equipment	$2,796,759
		TELECOMMUNICATION SERVICES – 3.4%
		Integrated Telecommunication Services – 1.7%
	750,000	GCI, Inc., 6.875%, 4/15/25	$798,750
	1,300,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,215,500
	645,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	451,500
			$2,465,750
		Wireless Telecommunication Services – 1.7%
	225,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	$223,031
	750,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	742,500
	200,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)	207,139
	340,000	Sprint Corp., 7.125%, 6/15/24	344,818
	485,000	Sprint Corp., 7.25%, 9/15/21	515,415
	250,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	248,357
RUB	14,100,000	VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	250,632
			$2,531,892
		Total Telecommunication Services	$4,997,642
		TRANSPORTATION - 1.1%
		Airlines - 0.3%
	155,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	$154,225
	300,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	318,000
			$472,225
		Highways & Railtracks - 0.4%
MXN	4,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$230,469
	260,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24 (144A)	283,725
			$514,194
		Logistics – 0.1%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$219,000
		Marine - 0.3%
	375,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$364,688
		Total Transportation	$1,570,107
		UTILITIES - 5.1%
		Electric Utilities - 1.4%
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$433,400
	575,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	592,969
	460,000(a)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	569,250
	Principal
	Amount
	USD ($)		Value
		Electric Utilities -- (continued)
	375,000	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	$406,192
			$2,001,811
		Gas Utilities - 0.6%
	665,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	$628,425
	400,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	356,000
			$984,425
		Independent Power Producers & Energy Traders - 2.7%
	224,000	Calpine Corp., 5.75%, 1/15/25	$212,240
	633,000	Dynegy, Inc., 8.0%, 1/15/25 (144A)	686,805
	570,000	NRG Energy, Inc., 6.625%, 1/15/27	603,060
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	348,512
	225,506	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	248,056
	1,065,000	TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)	1,179,488
	585,000(b)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	638,381
			$3,916,542
		Pipeline - 0.4%
	492,450	Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)	$521,771
		Total Utilities	$7,424,549
		TOTAL CORPORATE BONDS & NOTES
		(Cost $ 132,915,298)	$138,789,044
		CONVERTIBLE BOND - 1.3% of Net Assets
		MATERIALS - 1.3%
		Specialty Chemicals - 1.3%
	1,900,000(j)	Hercules LLC, 6.5%, 6/30/29	$1,919,000
		Total Materials	$1,919,000
		TOTAL CONVERTIBLE BOND
		(Cost $ 1,254,616)	$1,919,000
		SOVEREIGN DEBT OBLIGATIONS - 2.7% of Net Assets
		Argentina - 2.1%
ARS	5,842,000+(k)	Letras del Banco Central de la Republica Argentina, 4/18/18	$281,858
	200,080	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	211,085
	360,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	409,500
	230,000	Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)	258,292
	670,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	703,500
	1,135,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	1,136,135
			$3,000,370
		Bahrain - 0.2%
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$305,558
		Kenya - 0.4%
	500,000	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	$526,725
		Mexico - 0.0%†
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$51,813
		TOTAL SOVEREIGN DEBT OBLIGATIONS
		(Cost $3,671,010)	$3,884,466
	Shares
		COMMON STOCKS - 0.1% of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	10,289^(l)	Liberty Tire Recycling LLC	$103
		Total Capital Goods	$103
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	89,094(l)	Desarrolladora Homex SAB de CV	$2,633
		Total Consumer Durables & Apparel	$2,633
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	273(l)	Midstates Petroleum Co., Inc.	$4,480
	11,059(l)	PetroQuest Energy, Inc.	19,574
		Total Energy	$24,054
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Technology - 0.0%†
	69,875^(l)	Medical Card System, Inc.	$699
		Total Health Care Equipment & Services	$699
		RETAILING - 0.1%
		Computer & Electronics Retail - 0.1%
	42,088^(l)	Targus Cayman SubCo., Ltd.	$82,913
		Total Retailing	$82,913
		TOTAL COMMON STOCKS
		(Cost $223,798)	$110,402
	Shares		Value
		CONVERTIBLE PREFERRED STOCK - 0.7% of Net Assets
		BANKS - 0.7%
		Diversified Banks - 0.7%
	770(g)	Bank of America Corp., 7.25%	$971,740
		Total Banks	$971,740
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $739,352)	$971,740
		PREFERRED STOCKS - 1.3% of Net Assets
		BANKS - 0.7%
		Diversified Banks - 0.7%
	40,675(a)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$1,058,364
		Total Banks	$1,058,364
		DIVERSIFIED FINANCIALS - 0.4%
		Specialized Finance - 0.4%
	500(a)(g)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$546,531
		Total Diversified Financials	$546,531
		MATERIALS - 0.2%
		Diversified Chemicals - 0.2%
	455,230(l)	Pinnacle Agriculture	$318,661
		Total Materials	$318,661
		TOTAL PREFERRED STOCKS
		(Cost $1,810,580)	$1,923,556
		RIGHTS / WARRANTS - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	1,934+(l)(m)	Midstates Petroleum Co., Inc., Expires 4/21/20	$ –
		Total Energy	$ –
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$ –
	Principal
	Amount
	USD ($)
		TEMPORARY CASH INVESTMENTS – 1.9% of Net Assets
		TREASURY BILL - 1.9%
	2,900,000(k)	U.S. Treasury Bill, 3/1/18	$2,896,839
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $2,896,871)	$2,896,839
	Number of Contracts	Description	Counterparty	Notional	Strike Price		Expiration Date

		CALL OPTIONS PURCHASED -0.0%†
MXN	18,332(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	18,332	$	–(p)	10/23/22	$–
MXN	18,332(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	18,332		–(p)	10/23/22	–
								$–
		TOTAL CALL OPTIONS PURCHASED
		(Premium paid$0)						$–
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 144.3%
		(Cost$202,500,940) (q)						$209,293,503
		OTHER ASSETS AND LIABILITIES - (44.3)%						$(64,291,557)
		NET ASSETS - 100.0%						$145,001,946

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to 91,053,204, or 62.8% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At January 31, 2018, the value of these securities amounted to $16,993,104 or 11.7% of net assets.
BPS	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at January 31, 2018.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2018.
(c)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2018.
(d)	This term loan will settle after January 31, 2018, at which time the interest rate will be determined.
(e)	Security is in default.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Structured reinsurance investment. At January 31, 2018, the value of these securities amounted to $23,653,000, or 16.3% of net assets.
(i)	Rate to be determined.
(j)	Security is priced as a unit.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Non-income producing.
(m)	Midstates Petroleum Co., Inc. warrants are exercisable into 1,934 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).
(q)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

United States	59.4%
Bermuda	16.0
Luxembourg	3.2
Argentina	2.9
Ireland	2.8
Netherlands	2.7
Cayman Islands	1.8
Canada	1.6
United Kingdom	1.3
Mexico	1.2
Other (individually less than 1%)	7.1
100.0%
FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Depreciation
USD	489,897	EUR	(394,816)	Goldman Sachs International	2/28/18	$(846)
USD	4,026,635	EUR	(3,375,954)	JP Morgan Chase Bank NA	2/28/18	(169,562)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(170,408)

SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
75,000	Goldman Sachs International Bank	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(9,188)	$7,980	$(1,208)
45,000	Goldman Sachs International Bank	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(5,512)	4,788	(724)
80,000	Goldman Sachs International Bank	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,000)	7,713	(1,287)
TOTAL SWAP CONTRACTS						$(23,700)	$20,481	$(3,219)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.
Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
RUB	-	Russian Ruble
Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Trust's investments.
	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$–	$803,308	$–		$803,308
Collateralized Mortgage Obligations	–	510,581	–		510,581
Commercial Mortgage-Backed Securities	–	2,698,077	–		2,698,077
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	–	1,149,890	990,000		2,139,890
Health Care Equipment & Services
Health Care Technology	–	671,821	243,918		915,739
All Other Senior Secured Floating Rate Loan Interests	–	51,730,861	–		51,730,861
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financial Services	–	–	6,708,078		6,708,078
Insurance
Reinsurance	–	16,371,586	24,274,518		40,646,104
All Other Corporate Bonds & Notes	–	91,434,862	–		91,434,862
Convertible Bond & Note	–	1,919,000	–		1,919,000
Sovereign Debt Obligations	–	3,884,466	–		3,884,466
Common Stocks
Capital Goods
Industrial Machinery	–	–	103		103
Health Care Equipment & Services
Health Care Technology	–	–	699		699
Retailing
Computer & Electronics Retail	–	–	82,913		82,913
All Other Common Stocks	26,687	–	–		26,687
Convertible Preferred Stock	971,740	–	–		971,740
Preferred Stocks
Materials
Diversified Chemicals	–	318,661	–		318,661
All Other Preffered Stocks	1,604,895	–	–		1,604,895
Right/Warrant
Energy
Oil & Gas Exploration & Production	–	–	–	*	– *
Treasury Bill	–	2,896,839	–		2,896,839
Call Options Purchased	–	-- *	–		-- *
Total Investments in Securities	$2,603,322	$174,389,952	$32,300,229		$209,293,503
Other Financial Instruments
Unrealized depreciation on forward foreign currency contracts	$–	$(170,408)	$–		$(170,408)
Swap contracts, at value	–	(3,219)	–		(3,219)
Total Other Financial Instruments	$–	$(173,627)	$–		$(173,627)

*	Includes securities that are valued $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/17	Realized Gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ (premiums)	Transfers between Level 3 categories	Balance as of 1/31/18
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	$997,500	$64	$(1,576)	$--	$(7,500)	$1,512	$--	$990,000
Health Care Equipment & Services
Health Care Technology	243,918	--	(11,009)	--	--	11,009	--	243,918
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financial Services	--	--	824,071	--	--	18,449	5,865,558	6,708,078
Insurance
Property & Casual Insurance	5,865,558	--	--	--	--	--	(5,865,558)	--
Reinsurance	17,775,556	152,159	(2,032,738)	16,252,896	(7,890,442)	17,087	--	24,274,518
Common Stocks
Capital Goods
Industrial Machinery	103	--	--	--	--	--	--	103
Health Care Equipment & Services
Health Care Technology	699	--	--	--	--	--	--	699
Retailing
Computer & Electronics Retailing	40,825	--	42,088	--	--	--	--	82,913
Rights/Warrants	--	--	--	--	--	--	--	--	**
Total	$24,924,159	$152,223	$(1,179,164)	$16,252,896	$(7,897,942)	$48,057	$--	$32,300,229

*	Transfers are calculated on the beginning of period values. During the nine months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.
**	Includes securities that are valued at $0.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2018: $(672,262).

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at January 31, 2018. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value 1/31/18	Valuation Technique	Unobservable Input	Value/ Range
Senior Secured Floating Rate Loan Interests	$1,233,918	Market Comparables	EBITDA Multiples(1) Yield Comparables	4-7x 6.54%-9.03%
Corporate Bonds & Notes	$6,708,078	Market Comparables	Yield Premiums(2)	1.05%
Common Stocks	$83,715	Market Comparables	EBITDA Multiples(1)	4x-6x

(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.
(2)	An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
                                       Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
                                      Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.